Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Schedule of supplemental cash flow information related to operating leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Cash payments for operating leases	48,613	29,962
Right-of-use assets obtained in exchange for operating lease liabilities	27,853	3,735

Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2024 were as follows (in thousands):

RMB
2025	17,512
2026	1,427
2027	451
Total future lease payments	19,390
Less: imputed interest	(259)
Total lease liabilities	19,131